INCOME TAXES (Details 4) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	$ 112,728	$ 109,532	$ 104,716
Property, plant and equipment, net
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	7,344	10,439	8,472
Tax losses - capital
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	66,783	66,527	66,763
Tax losses - operating
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	35,904	29,220	27,530
Tax credits
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	1,126	1,126	1,125
Other deductible temporary differences
DisclosureOfDeferredIncomeTaxAssetsNotRecognisedLineItems [Line Items]
Deferred income tax assets not recognized	$ 1,571	$ 2,220	$ 826